LEASE LIABILITIES (Details 1)	12 Months Ended
Dec. 31, 2024
Contract Term One [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	15.43%
Contract Term Two [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	18.02%
Contract Term Three [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	16.76%
Contract Term Four [Member]
IfrsStatementLineItems [Line Items]
Average increment rate	14.76%